SEGMENTED INFORMATION - Geographical information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 2,980	$ 2,982	$ 2,625
Consolidated property, plant and equipment and equity-accounted investments	32,603	30,594
UNITED STATES
Disclosure of operating segments [line items]
Revenues	924	926	871
Consolidated property, plant and equipment and equity-accounted investments	13,071	12,705
Colombia
Disclosure of operating segments [line items]
Revenues	979	896	797
Consolidated property, plant and equipment and equity-accounted investments	7,353	6,665
Canada
Disclosure of operating segments [line items]
Revenues	384	428	480
Consolidated property, plant and equipment and equity-accounted investments	6,149	5,705
Brazil
Disclosure of operating segments [line items]
Revenues	401	429	366
Consolidated property, plant and equipment and equity-accounted investments	3,631	3,553
Europe
Disclosure of operating segments [line items]
Revenues	121	126	111
Consolidated property, plant and equipment and equity-accounted investments	1,539	1,624
Asia
Disclosure of operating segments [line items]
Revenues	171	177	$ 0
Consolidated property, plant and equipment and equity-accounted investments	$ 860	$ 342